Subsequent Events	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Subsequent Events

Note 30. Subsequent Events

In February 2021, Coca-Cola FEMSA entered into a new distribution agreement with Heineken Brazil that is intended to replace its previous distribution agreement with Heineken Brazil. The effectiveness of this distribution agreement is subject to various conditions, including the approval of the Brazilian antitrust authorities. Pursuant to the new distribution agreement, Coca-Cola FEMSA will continue to sell and distribute Kaiser,  Bavaria and Sol beer brands in Brazil and will add to the premium brand Eisenbahn and other premium international brands to its portfolio. Coca-Cola FEMSA will also cease to sell and distribute Heineken and Amstel beer brands upon the effectiveness of the new distribution agreement. Moreover, Coca-Cola FEMSA will have the right to produce and distribute alcoholic beverages and other beers in Brazil based on a certain proportion of Heineken’s portfolio in Brazil. The agreement has a five-year term and may be automatically renewed for an additional five-year term subject to certain conditions. Upon the effectiveness of the new distribution agreement with Heineken Brazil, which is subject to various conditions, including the approval of the Brazilian antitrust authorities, Coca-Cola FEMSA intends to withdraw from the arbitration and other legal proceedings against Heineken Brazil and waive any rights with respect to any awards or judgements resulting from such arbitration and legal proceedings.